Exchangeable Senior Notes (Tables)	12 Months Ended
Jun. 30, 2019
Borrowings [abstract]
Schedule of exchangeable debt
The principal amount, unamortized debt discount, unamortized issuance costs and net carrying amount of the liability component of the Notes as of June 30, 2019 and 2018 were as follow:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Principal amount	$1,000,000	$1,000,000
Unamortized debt discount	(140,011)	(172,464)
Unamortized issuance costs	(6,413)	(7,899)
Net liability	$853,576	$819,637

The effective interest rate, contractual interest expense and amortization of debt discount for the Notes for the fiscal year ended June 30, 2019 and 2018 were as follow:

	Fiscal Year Ended June 30,
	2019	2018
	(U.S. $ in thousands)
Effective interest rate	4.83%	4.83%
Contractual interest expense	$6,267	$1,075
Amortization of debt discount	$32,453	$5,433

Schedule of reconciliation of assets and liabilities arising from financing activities
Reconciliation of assets and liabilities arising from financing activities:

	Capped call assets	Exchangeable Notes, net	Embedded exchange feature of Notes	Accrued interest
	(U.S. $ in thousands)
Balance as of June 30, 2017	$—	$—	$—	$—
Cash flows	(87,700)	812,587	177,907	—
Amortization of debt discount and issuance cost	—	5,693	—	—
Fair value changes	(12,232)	—	24,646	—
Accrual of interest	—	—	—	1,094
Other	—	1,357	—	—
Balance as of June 30, 2018	(99,932)	819,637	202,553	1,094
Cash flows	—	—	—	(6,319)
Amortization of debt discount and issuance cost	—	33,939	—	—
Fair value changes	(114,665)	—	648,573	—
Accrual of interest	—	—	—	6,267
Balance as of June 30, 2019	$(214,597)	$853,576	$851,126	$1,042